UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2023 (unaudited)

	Face amount	Value
Asset-backed securities — 20.9%
Ally Auto Receivables Trust,
Series 2022-1, Class A2,
2.670%, due 04/15/25	$1,395,922	$1,389,568
Canadian Pacer Auto Receivables Trust,
Series 2020-1A, Class B,
2.000%, due 07/21/25[1]	2,590,000	2,557,609
Capital One Prime Auto Receivables Trust,
Series 2021-1, Class A3,
0.770%, due 09/15/26	3,934,154	3,772,144
CCG Receivables Trust,
Series 2020-1, Class C,
1.840%, due 12/14/27[1]	4,075,000	3,953,789
Series 2021-1, Class A2,
0.300%, due 06/14/27[1]	479,134	469,133
Series 2021-2, Class A2,
0.540%, due 03/14/29[1]	3,049,858	2,934,407
Series 2022-1, Class A2,
3.910%, due 07/16/29[1]	1,145,615	1,125,304
Dell Equipment Finance Trust,
Series 2021-2, Class A3,
0.530%, due 12/22/26[1]	15,456,761	15,158,797
Enterprise Fleet Financing LLC,
Series 2020-1, Class A3,
1.860%, due 12/22/25[1]	2,498,972	2,465,286
Series 2021-3, Class A2,
0.770%, due 08/20/27[1]	4,166,981	4,014,237
Ford Credit Auto Lease Trust,
Series 2021-B, Class B,
0.660%, due 01/15/25	2,775,000	2,720,659
Series 2022-A, Class A2A,
2.780%, due 10/15/24	1,922,300	1,917,951
Ford Credit Auto Owner Trust,
Series 2019-1, Class A,
3.520%, due 07/15/30[1]	2,400,000	2,376,922
Series 2020-A, Class B,
2.050%, due 09/15/25	2,370,000	2,328,622
Series 2020-B, Class C,
2.040%, due 12/15/26	2,645,000	2,578,597
Series 2020-B, Class A4,
0.790%, due 11/15/25	4,580,000	4,487,651
GM Financial Consumer Automobile Receivables Trust,
Series 2020-2, Class B,
2.540%, due 08/18/25	1,000,000	982,742
Series 2020-3, Class C,
1.370%, due 01/16/26	3,915,000	3,748,739
Series 2020-4, Class A4,
0.500%, due 02/17/26	2,350,000	2,235,711

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2023 (unaudited)

	Face amount	Value
Asset-backed securities — (continued)
GMF Floorplan Owner Revolving Trust,
Series 2020-2, Class B,
0.960%, due 10/15/25[1]	$500,000	$494,870
GreatAmerica Leasing Receivables Funding LLC,
Series 2021-2, Class A3,
0.670%, due 07/15/25[1]	1,000,000	960,174
HPEFS Equipment Trust,
Series 2021-2A, Class C,
0.880%, due 09/20/28[1]	3,550,000	3,443,852
Hyundai Auto Lease Securitization Trust,
Series 2021-C, Class B,
0.760%, due 02/17/26[1]	4,000,000	3,870,928
Hyundai Auto Receivables Trust,
Series 2020-B, Class C,
1.600%, due 12/15/26	1,440,000	1,378,972
MMAF Equipment Finance LLC,
Series 2020-BA, Class A3,
0.490%, due 08/14/25[1]	999,929	968,321
Series 2022-B, Class A2,
5.570%, due 09/09/25[1]	1,300,000	1,293,362
Nissan Auto Lease Trust,
Series 2021-A, Class A3,
0.520%, due 08/15/24	2,259,904	2,245,359
Series 2022-A, Class A4,
3.870%, due 07/15/27	1,350,000	1,321,143
Santander Consumer Auto Receivables Trust,
Series 2020-BA, Class C,
1.290%, due 04/15/26[1]	900,000	881,016
Series 2021-AA, Class B,
0.710%, due 08/17/26[1]	1,250,000	1,170,567
Santander Retail Auto Lease Trust,
Series 2020-B, Class A4,
0.650%, due 12/20/24[1]	5,725,000	5,688,916
Series 2021-B, Class C,
1.100%, due 06/20/25[1]	500,000	482,176
Series 2021-B, Class A3,
0.510%, due 08/20/24[1]	1,933,765	1,910,567
Series 2021-C, Class C,
1.110%, due 03/20/26[1]	4,000,000	3,828,846
Series 2021-C, Class B,
0.830%, due 03/20/26[1]	2,500,000	2,401,320
Series 2022-B, Class A2,
2.840%, due 05/20/25[1]	1,100,571	1,089,925
Toyota Auto Loan Extended Note Trust,
Series 2019-1A, Class A,
2.560%, due 11/25/31[1]	2,350,000	2,289,882
Toyota Lease Owner Trust,
Series 2021-A, Class A4,
0.500%, due 08/20/25[1]	1,000,000	993,715

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2023 (unaudited)

	Face amount	Value
Asset-backed securities — (continued)
Verizon Owner Trust,
Series 2020-C, Class C,
0.770%, due 04/21/25	$2,190,000	$2,141,480
Volkswagen Auto Loan Enhanced Trust,
Series 2020-1, Class A4,
1.260%, due 08/20/26	7,000,000	6,886,023
World Omni Auto Receivables Trust,
Series 2022-A, Class A3,
1.660%, due 05/17/27	1,646,000	1,578,724

Total asset-backed securities (cost — $109,403,666)		108,538,006

Corporate bonds — 55.1%
Auto manufacturers: 7.3%
Mercedes-Benz Finance North America LLC
5.500%, due 11/27/24[1]	5,000,000	4,996,493
Toyota Motor Credit Corp.
Series B,
Secured Overnight Financing Rate + 0.290%,
5.368%, due 09/13/24[2]	16,000,000	15,973,286
Volkswagen Group of America Finance LLC
4.250%, due 11/13/23[1]	11,897,000	11,841,355
Secured Overnight Financing Rate + 0.950%,
6.029%, due 06/07/24[1,2]	5,000,000	5,021,775

		37,832,909

Banks: 35.8%
Bank of America Corp.
Secured Overnight Financing Rate + 1.100%,
6.195%, due 04/25/25[2]	8,000,000	8,022,016
Bank of Montreal
Secured Overnight Financing Rate + 0.265%,
5.343%, due 09/15/23[2]	5,475,000	5,474,819
Secured Overnight Financing Rate + 0.320%,
5.395%, due 07/09/24[2]	2,000,000	1,992,460
Bank of Nova Scotia
5.250%, due 12/06/24	5,000,000	4,976,828
Banque Federative du Credit Mutuel SA
Secured Overnight Financing Rate + 0.410%,
5.491%, due 02/04/25[1,2]	10,000,000	9,929,100
BNP Paribas SA
3.800%, due 01/10/24[1]	10,000,000	9,898,400
Canadian Imperial Bank of Commerce
Secured Overnight Financing Rate + 0.400%,
5.478%, due 12/14/23[2,3]	4,577,000	4,575,352
Secured Overnight Financing Rate + 0.420%,
5.497%, due 10/18/24[2]	7,500,000	7,475,547
Credit Agricole SA
3.875%, due 04/15/24[1]	5,000,000	4,924,784

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2023 (unaudited)

	Face amount	Value
Corporate bonds — (continued)
Banks — (continued)
Deutsche Bank AG
Series E,
Secured Overnight Financing Rate + 0.500%,
5.589%, due 11/08/23[2]	$12,000,000	$11,974,416
Federation des Caisses Desjardins du Quebec
Secured Overnight Financing Rate + 0.430%,
5.527%, due 05/21/24[1,2]	4,307,000	4,297,751
Goldman Sachs Group, Inc.
3.625%, due 02/20/24	4,000,000	3,952,840
Secured Overnight Financing Rate + 0.490%,
5.575%, due 10/21/24[2]	5,000,000	4,990,027
ING Groep NV
4.100%, due 10/02/23	12,000,000	11,956,259
JPMorgan Chase & Co.
Secured Overnight Financing Rate + 0.920%,
6.004%, due 02/24/26[2]	10,000,000	10,018,654
Mitsubishi UFJ Financial Group, Inc.
2.801%, due 07/18/24	5,000,000	4,860,232
Morgan Stanley
Series F, 3.875%, due 04/29/24	5,000,000	4,934,162
National Bank of Canada
Secured Overnight Financing Rate + 0.490%,
5.579%, due 08/06/24[2]	4,960,000	4,952,820
NatWest Group PLC
3.875%, due 09/12/23	8,000,000	7,981,594
NatWest Markets PLC
Secured Overnight Financing Rate + 0.530%,
5.617%, due 08/12/24[1,2]	7,570,000	7,536,693
Nordea Bank Abp
3.750%, due 08/30/23[1]	4,975,000	4,967,089
Royal Bank of Canada
Secured Overnight Financing Rate + 0.340%,
5.415%, due 10/07/24[2]	10,000,000	9,958,966
Societe Generale SA
3.875%, due 03/28/24[1]	10,000,000	9,854,269
4.250%, due 09/14/23[1]	2,000,000	1,993,911
Toronto-Dominion Bank
Secured Overnight Financing Rate + 0.350%,
5.428%, due 09/10/24[2]	7,500,000	7,473,225
Truist Bank
Secured Overnight Financing Rate + 0.200%,
5.276%, due 01/17/24[2]	7,000,000	6,954,220
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.300%,
5.386%, due 11/18/24[2]	10,000,000	9,977,137

		185,903,571

Diversified financial services: 2.5%
American Express Co.
3.000%, due 10/30/24	3,000,000	2,908,965

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2023 (unaudited)

	Face amount	Value
Corporate bonds — (continued)
Diversified financial services — (continued)
Capital One Financial Corp.
3.900%, due 01/29/24	$10,000,000	$9,893,119

		12,802,084

Electric: 5.0%
Eversource Energy
Series N,
3.800%, due 12/01/23	4,000,000	3,974,712
Series T,
Secured Overnight Financing Rate + 0.250%,
5.337%, due 08/15/23[2]	7,000,000	6,994,680
National Rural Utilities Cooperative Finance Corp.
Series D,
Secured Overnight Financing Rate + 0.330%,
5.407%, due 10/18/24[2]	15,000,000	14,952,948

		25,922,340

Insurance: 1.9%
Metropolitan Life Global Funding I
Secured Overnight Financing Rate + 0.300%,
5.378%, due 09/27/24[1,2]	10,000,000	9,984,778

Pharmaceuticals: 0.9%
AbbVie, Inc.
2.600%, due 11/21/24	5,000,000	4,813,411

Pipelines: 0.8%
Enterprise Products Operating LLC
3.900%, due 02/15/24	4,000,000	3,959,134

Semiconductors: 0.9%
Analog Devices, Inc.
Secured Overnight Financing Rate + 0.250%,
5.328%, due 10/01/24[2]	5,000,000	4,995,590

Total corporate bonds (cost — $287,008,180)		286,213,817

Mortgage-backed securities — 0.4%
MFA Trust,
Series 2020-NQM3, Class A1,
1.014%, due 01/26/65[1,2]	335,758	302,305
Series 2021-NQM1, Class A1,
1.153%, due 04/25/65[1,2]	983,551	859,462
Verus Securitization Trust,
Series 2021-R2, Class A1,
0.918%, due 02/25/64[1,2]	1,376,461	1,183,719

Total mortgage-backed securities (cost — $2,694,550)		2,345,486

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2023 (unaudited)

	Face amount	Value
Short-term investments — 23.3%
Commercial paper: 22.8%
Asset-backed-miscellaneous: 3.7%
GTA Funding LLC,
5.580% due 01/12/24[1]	$5,000,000	$4,872,900
Liberty Street Funding LLC,
5.844% due 01/16/24[1]	5,000,000	4,869,333
LMA-Americas LLC,
5.680% due 01/23/24[1]	5,000,000	4,861,945
Versailles Commercial Paper LLC,
5.857% due 01/03/24	5,000,000	4,879,014

		19,483,192

Auto manufacturers: 4.8%
American Honda Finance Corp.,
5.620% due 10/18/23	5,000,000	4,939,117
General Motors Financial Co., Inc.,
5.550% due 08/01/23[1]	20,000,000	20,000,000

		24,939,117

Banking-non-U.S.: 9.7%
BNP Paribas SA,
5.600% due 02/01/24	5,000,000	4,856,889
BPCE SA,
5.660% due 02/01/24[1]	5,000,000	4,855,355
Credit Agricole Corporate & Investment Bank,
5.260% due 08/01/23	11,500,000	11,500,000
DNB Bank ASA,
5.190% due 10/25/23[1]	3,500,000	3,457,110
Macquarie Bank Ltd.,
5.640% due 01/22/24[1]	5,000,000	4,863,700
Mizuho Bank Ltd.,
5.620% due 01/25/24[1]	5,000,000	4,861,842
Natixis SA,
5.520% due 12/04/23	5,000,000	4,904,167
Sumitomo Mitsui Trust Bank Ltd.,
5.364% due 08/16/23[1]	6,000,000	5,987,000
Svenska Handelsbanken AB,
5.595% due 01/24/24[1]	5,000,000	4,863,233

		50,149,296

Oil, gas & consumable fuel: 4.6%
Canadian Natural Resources Ltd.,
6.030% due 08/24/23[1]	4,000,000	3,984,590
Energy Transfer LP,
6.084% due 08/01/23	20,000,000	20,000,000

		23,984,590

Total Commercial paper (cost — $118,556,195)		118,556,195

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2023 (unaudited)

	Number of shares	Value
Investment companies: 0.5%
State Street Institutional U.S. Government Money Market Fund, 5.190%[4] (cost $2,556,044)	2,556,044	$2,556,044

Total Short-term investments (cost — $121,112,239)		121,112,239

Investment of cash collateral from securities loaned — 0.0%†
Money market funds: 0.0%†
State Street Navigator Securities Lending Government Money Market Portfolio, 5.290%[4] (cost — $51,000)	51,000	51,000

Total investments (cost — $520,269,635) — 99.7%		518,260,548
Other assets in excess of liabilities — 0.3%		1,325,228

Net assets — 100.0%		$519,585,776

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$108,538,006	$—	$108,538,006
Corporate bonds	—	286,213,817	—	286,213,817
Mortgage-backed securities	—	2,345,486	—	2,345,486
Commercial paper	—	118,556,195	—	118,556,195
Investments companies	—	2,556,044	—	2,556,044
Investment of cash collateral from securities loaned	—	51,000	—	51,000
Total	$—	$518,260,548	$—	$518,260,548

At July 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $221,892,813, represented 42.7% of the Fund’s net assets at period end.

2

Floating or variable rate securities. The rates disclosed are as of July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

3	Security, or portion thereof, was on loan at the period end.
4	Rates shown reflect yield at July 31, 2023.

UBS Series Funds

UBS Ultra Short Income Fund

Valuation of investments: The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the US Securities and Exchange Commission (“SEC”).

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s Annual report to shareholders dated April 30, 2023.